As filed with the Securities and Exchange Commission on July 7, 2000 Registration No. 33 -7339
811-4757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    28

REGISTRATION STATEMENT UNDER 	THE INVESTMENT COMPANY ACT OF 1940, as amended

Amendment No.     29    [X]

Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)

388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)

(212) 816-6474
(Registrant's Telephone Number, including Area Code)

Christina T. Sydor, Secretary
Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):

[  ]  Immediately upon filing pursuant to paragraph b
[  ]   on (date) pursuant to paragraph b
[XX]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)
[  ]   75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment





Part A-Combined Prospectus for the Global Biotechnology Fund, Global Media & Telecommunications Fund and Global Technology Fund

        [LOGO] Smith Barney
               Mutual Funds


        P R O S P E C T U S

        Global

        Biotechnology Fund

        Global Media &

        Telecommunications Fund

        Global Technology Fund

        Class A,B,L and Y Shares
        -------------------------------------
        August 14, 2000


        The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Investments, risks and performance..........................................   2
  Smith Barney Global Biotechnology Fund....................................   2
  Smith Barney Global Media & Telecommunications Fund.......................   7
  Smith Barney Global Technology Fund.......................................  12
More on the funds' investments..............................................  15
Management..................................................................  17
Subscription offering period................................................  18
Choosing a class of shares to buy...........................................  18
Comparing the funds' classes................................................  20
Sales charges...............................................................  21
More about deferred sales charges...........................................  24
Buying shares...............................................................  25
Exchanging shares...........................................................  26
Redeeming shares............................................................  28
Other things to know about share transactions...............................  30
Salomon Smith Barney Retirement Programs....................................  31
Dividends, distributions and taxes..........................................  32
Share price.................................................................  33

Each fund is a separate series of Smith Barney Sector Series Inc., a Maryland corporation.

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney Global Biotechnology Fund

Investment objective

Smith Barney Global Biotechnology Fund (the "Global Biotechnology Fund") seeks long-term capital appreciation by investing primarily in common stocks.


Principal Investment Strategies

Key investments The Global Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies may include, but are not limited to, the follow-ing: companies involved with applications and developments in such areas as health care; pharmaceuticals; agricultural and veterinary applications; chemi-cals; medical/surgical; and industrial applications. They may also include com-panies that manufacture biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in bio-technology; and companies involved with new or experimental technologies related to any of the above. The fund may also invest its assets in securities of companies that distribute biotechnological and biomedical products, includ-ing devices and instruments, and companies that benefit significantly from sci-entific and technological advances in biotechnology.

The Global Biotechnology Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in equity securities of companies with small market capitalizations. Medium and large market capitalization companies are those companies with mar-ket capitalizations exceeding $5 billion.

Selection process The Global Biotechnology Fund normally invests at least 80% of its assets in companies doing business in the biotechnology sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a Company is principally doing business in the sector, it must meet at least one of the following tests:

 . At least 50% of its gross income or its net sales must come from activities in the sector;

Sector Funds

 . At least 50% of its assets must be devoted to producing revenues from the sector; or
 . Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Global Biotechnology Fund relies on fun-damental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management. The fund may lend its securities to earn income for the fund.

The Global Biotechnology Fund may, but is not required to, use various tech-niques, such as buying and selling futures and options contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the Global Biotechnology Fund

Investors could lose money on their investments in the Global Biotechnology Fund, or the fund may not perform as well as other investments, because:

 . Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-ferent parts of the market can react differently to these developments.

 . The fund may invest a substantial portion of its assets in foreign securi-ties. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Currency fluc-tuations may adversely impact the fund's investments.
 . The biotechnology industry can be significantly affected by patent considera-tions, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.
 . The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller capitalized companies

                                                       Smith Barney Mutual Funds
  may involve greater risks, such as limited product lines, markets and finan-cial or managerial resources.

 . The Global Biotechnology Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the val-ues of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapid-ly.

 . The judgment of the fund's manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The Global Biotechnology Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the biotech-
  nology sector
 . Are seeking capital appreciation and can tolerate short-term volatility.
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 . Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Sector Funds

Performance

The Global Biotechnology Fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table

This table sets forth the fees and expenses you will pay if you invest in Global Biotechnology Fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)             5.00%    None   1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%   None
                         Annual fund operating expenses
(expenses deducted from fund assets)            Class A Class B Class L Class Y
Management fee                                       %       %       %      %
Distribution and service
(12b-1) fees                                         %       %       %   None
Other expenses**                                     %       %       %      %
                                                 -----   -----   -----   ----
Total annual fund operating expenses                 %       %       %      %

* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** The Global Biotechnology Fund is new and, therefore, has no historical expense data. The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.

                                                       Smith Barney Mutual Funds

Example

This example helps you compare the costs of investing in the Global Biotechnology Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $       $
Class B (redemption at end of period)   $       $
Class B (no redemption)                 $       $
Class L (redemption at end of period)   $       $
Class L (no redemption)                 $       $
Class Y (with or without redemption)    $       $


Sector Funds

 Investments, risks and performance

Smith Barney Global Media & Telecommunications Fund

Investment objective
Smith Barney Global Media & Telecommunications Fund (the "Global Media & Tele-communications Fund") seeks long-term capital appreciation by investing primar-ily in common stocks.

Principal Investment Strategies

Key investments The Global Media & Telecommunications Fund normally invests at least 80% of its assets in securities of companies principally engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries, as well as companies engaged in design, devel-opment, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The media and telecommunications sector includes, without limitation, advertis-ing companies; companies that own, operate, or broadcast free or pay televi-sion, radio, or cable stations, theaters or film studios; television and movie programming, broadcasting and Internet access; publishers or sellers of newspa-pers, magazines, books, or video products; printing, cable television and video companies and equipment providers; companies involved in emerging technologies for the broadcast and media industries; companies involved in the development, syndication, and transmission of television, movie programming, advertising, and cellular communications; companies that offer local and long-distance tele-phone service or equipment, wireless communications, satellite communications; or companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. These companies may include companies that provide the following: cellular, paging, and local and wide area product networks, service or equipment; microwave and cable televi-sion or equipment; and new technologies such as fiber optics, semiconductors, and data transmission; and companies that distribute data-base information; and other companies involved in the ownership, operation, or development of media and telecommunications products or services.

The Global Media & Telecommunications Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The fund invests

                                                       Smith Barney Mutual Funds
primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in equity securities of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Global Media & Telecommunications Fund normally invests at least 80% of its assets in companies doing business in the media and tele-communications sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a potential investment is principally doing business in the sector, a company must meet at least one of the following tests:

 . At least 50% of its gross income or its net sales must come from activities in the sector;
 . At least 50% of its assets must be devoted to producing revenues from the sector; or
 . Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Global Media & Telecommunications Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management. The fund may lend its securities to earn income for the fund.

The Global Media & Telecommunication Fund may, but is not required to, use var-ious techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the Global Media & Telecommunication Fund Investors could lose money on their investments in the Global Media & Telecom-munications Fund, or the fund may not perform as well as other investments, because:

 . Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Dif-ferent parts of the market can react differently to these developments.

Sector Funds

 . The fund may invest a substantial portion of its assets in foreign securi-ties. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Currently fluctuations may adversely impact the fund's investments.

 . The media companies can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures and government regulation. The telecommunications companies is subject to government regulation of rates of return and services that may be offered and can be significantly (and adversely) affected by intense competition.
 . The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or mana-gerial resources.

 . The Global Media & Telecommunication Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversi-fied fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the val-ues of its portfolio investments tend to increase or decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapid-ly.

 . The judgment of the fund's manager about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The Global Media & Telecommunications Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the media and telecommunications sector
 . Are seeking capital appreciation and can tolerate significant short-term vol-
  atility
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities

                                                       Smith Barney Mutual Funds

 . Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector

Performance
The Global Media & Telecommunications Fund is new and does not yet have the performance information which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table

This table sets forth the fees and expenses you will pay if you invest in Global Media & Telecommunications Fund shares.

                                Shareholder fees

(fees paid directly from your investment)    Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                    5.00%    None   1.00%    None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value  at
purchase or redemption)                       None*   5.00%   1.00%    None

                         Annual fund operating expenses
(expenses deducted from fund assets)         Class A Class B Class L Class Y
Management fee                                    %       %       %       %
Distribution and service
(12b-1) fees                                      %       %       %    None
Other expenses**                                  %       %       %       %
                                              -----   -----   -----   -----
Total annual fund operating expenses              %       %       %       %

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** The Global Media and Telecommunications Fund is new, and therefore, has no historical expense data. The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.

Sector Funds

Example

This example helps you compare the costs of investing in the Global Media & Telecommunications Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge . The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $       $

Class B (redemption at end of period)   $       $
Class B (no redemption)                 $       $

Class L (redemption at end of period)   $       $
Class L (no redemption)                 $       $

Class Y (with or without redemption)    $       $


                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Smith Barney Global Technology Fund

Investment objective
Smith Barney Global Technology Fund (the "Global Technology Fund") seeks long-term capital appreciation by investing primarily in common stocks.

Principal Investment Strategies

Key investments The Global Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, commu-nications, health care, and biotechnology sectors industries.

The Global Technology Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The Global Technology Fund normally invests at least 80% of its assets in companies doing business in the technology sector. The remainder of the fund's assets are not required to be invested in that sector. To deter-mine whether a potential investment is principally doing business in the sec-tor, a company must meet at least one of the following tests:

 . At least 50% of its gross income or its net sales must come from activities in the sector;
 . At least 50% of its assets must be devoted to producing revenues from the sector; or
 . Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Global Technology Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management. The fund may lend its securities to earn income for the fund.

Sector Funds

The Global Technology Fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the Global Technology Fund
Investors could lose money on their investments in the Global Technology Fund, or the fund may not perform as well as other investments, because:

 . Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic develop-ments. Different parts of the market can react differently to these developments. The fund may invest a substantial portion of its assets in for-eign securities. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.
 . Technology companies can be significantly affected by obsolescence of exist-ing technology, short product cycles, falling prices and profits, and compe-tition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in govern-mental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.
 . The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or manage-rial resources.

 . The Global Technology Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of
  the economy, the fund's investments are not as diversi     -

                                                       Smith Barney Mutual Funds
  fied as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase or decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.

 . The judgment of the fund's manager about the attractiveness, growth pros-pects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The Global Technology Fund may be an appropriate invest-ment if you:

 . Are seeking to participate in the long-term growth potential of the technol-
  ogy sector
 . Are seeking capital appreciation and can tolerate significant short-term vol-
  atility
 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
 . Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities
 . Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

Performance
The Global Technology Fund is new and does not yet have the performance infor-mation which other Smith Barney funds show in bar and table form in this part of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in Global Technology Fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class B Class L Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                   5.00%    None   1.00%   None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                      None*   5.00%   1.00%   None

Sector Funds

                         Annual fund operating expenses

(expenses deducted from fund assets)   Class A Class B Class L Class Y
Management fee                              %       %       %       %
Distribution and service (12b-1) fees       %       %       %    None
Other expenses**                            %       %       %       %
                                        -----   -----   -----   -----
Total annual fund operating expenses    1.43%   2.18%   2.18%   1.18%

 * You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** The Global Technology Fund is new and therefore, has no historical expense data. The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.


Example

This example helps you compare the costs of investing in the Global Technology Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $      $

Class B (redemption at end of period)   $      $
Class B (no redemption)                 $      $
Class L (redemption at end of period)   $      $
Class L (no redemption)                 $      $

Class Y (with or without redemption)    $      $

 More on the funds' investments

Foreign investments Each fund's investments in securities of foreign issuers involves greater risk than investments in securities of U.S. issuers. Many for-eign countries the funds may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less informa-tion is available about foreign issuers and markets because of less rigorous accounting

                                                       Smith Barney Mutual Funds
and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because polit-ical or economic instability, lack of market liquidity, and negative government actions such as currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques Each fund may, but need not, use derivate contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

 . To settle transactions in securities quoted in foreign currencies . As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund, to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Deriva-tives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing Each fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option Each fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund.

Sector Funds

 Management

Manager Each fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager oversees the selection of the fund's investments and its general operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trad-ing--and use diverse channels to make them available to consumer and corporate customers around the world.

Pursuant to a written agreement, State Street Bank and Trust Company provides certain fund accounting services and calculates the daily net asset value for each fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

Subadviser Citibank, N.A., through its Citibank Global Asset Management divi-sion, an affiliate of the manager located at 100 First Stamford Place, Stam-ford, Connecticut 06902, serves as subadviser to each fund. The manager, and not the funds, pays the subadviser for its services out of its management fee. The subadviser, utilizing a portfolio management team approach, manages the fund's investment portfolio, subject to the supervision of the manager. The subadviser provides investment management and advisory services to other mutual funds and, with its affiliates, currently manages over $351 billion in assets worldwide.

Management fees For services provided to the funds, each fund pays the manager the annual investment management fee described below (equal to the following percentage of the fund's average daily net assets):

Global Biotechnology Fund:    %

Global Media & Telecommunications Fund:    %

Global Technology Fund:    %

Sub-Advisory fees For services provided to the funds, the manager pays the subadviser the annual subadvisory fee described below (equal to the following percentage of the fund's average daily net assets):

Global Biotechnology Fund:    %

Global Media & Telecommunications Fund:    %

Global Technology Fund:    %

                                                       Smith Barney Mutual Funds

Distributor Each fund has entered into an agreement with Salomon Smith Barney to distribute the fund's shares.

Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as each fund's sub-transfer agent (the "sub-transfer agent") to render certain function, including shareholder record keeping and accounting services.

 Subscription offering period

Salomon Smith Barney and investment dealers in the selling group will solicit subscriptions for shares of a fund during the subscription offering period, which is scheduled to end on , 2000. On the third business day after the end of the subscription offering period, subscriptions for the shares will be payable, exchanges into the fund will be permitted, shares will be issued and the fund will commence investment operations.

A fund will suspend the offering of shares to new investors on      , 2000.
This suspension, which is expected to last two weeks, may be lengthened or shortened at a fund's discretion. During the suspension, existing shareholders of a fund may still purchase, redeem or exchange fund shares. After the suspen-sion, a fund will commence a continuous offering of shares to the public.

For more information on how to subscribe for fund shares during the subscrip-tion offering period, please contact a Salomon Smith Barney Financial Consul-tant.

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

Sector Funds

 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 . A broker-dealer, financial intermediary, or financial institution (called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the fund.

 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250      $15 million     $50
Qualified Retirement Plans*                $   25      $15 million     $25
Simple IRAs                                $    1          n/a         $ 1
Monthly Systematic Investment Plans        $   25          n/a         $25
Quarterly Systematic Investment Plans      $   50          n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

                                                       Smith Barney Mutual Funds

 Comparing the funds' classes

Your Service Agent can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .The ini-   .No initial
                          sales       sales       tial sales  or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors;
                         no charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $1,000,000  when you    within 1
                         or more if  redeem      year of
                         you redeem  shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchange privilege*      Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

* Ask your Service Agent or visit the web site for the Smith Barney funds available for exchange.

Sector Funds

 Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge that you pay, depending on the amount that you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees that Service Agents that sell shares of the Fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents that sell Class A shares will also receive the service fee pay-able on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

                                    Sales Charge as a % of   Broker/Dealer
                                    ----------------------     commission
                                    Offering   Net amount      as a % of
Amount of purchase                  price (%)  invested (%)  offering price
Less than $25,000                     5.00        5.26             4.50
$25,000 but less than $50,000         4.25        4.44             3.83
$50,000 but less than $100,000        3.75        3.90             3.38
$100,000 but less than $250,000       3.25        3.36             2.93
$250,000 but less than $500,000       2.75        2.83             2.48
$500,000 but less than  $1,000,000    2.00        2.04             1.80
$1,000,000 or more                    -0-         -0-        up to 1.00

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

                                                       Smith Barney Mutual Funds

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or

 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of members of the NASD
 . 403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of financial consultants or other registered representatives who re-cently joined a broker-dealer affiliated with Citigroup that has a sales agreement with the distributor concerning the fund, if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Sector Funds

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                            Shares issued:     Shares issued:
                            On reinvestment of Upon exchange from
Shares issued:              dividends and      another Smith Barney
At initial purchase         distributions      fund
Eight years after the date  In same proportion On the date the
of purchase                 as the number of   shares originally
                            Class B shares     acquired would
                            converting is to   have converted
                            total Class B      into Class A
                            shares you own     shares
                            (excluding shares
                            issued as a divi-
                            dend)

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). Service Agents selling
Class L shares receive a commission of up to   % of the purchase price of the
Class L shares that they sell. In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of any other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

                                                       Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The funds distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares that they sell, except for sales exempt from the CDSC. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares that they have sold.

Service Agents selling Class L shares receive a commission of up to   % of the
purchase price of the Class L shares that they sell.

Sector Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans
 . On certain distributions from a retirement plan
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares. If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Your Service Agent may charge an annual account main-
                 tenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
   fund's sub-   are clients of a selling group member are eligible to buy
      transfer   shares directly from the fund.
         agent
                 . Write the sub-transfer agent at the following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699
                 . Enclose a check made payable to the applicable fund to pay for the shares. For initial purchases, complete and send an account application.
                 .  For more information, call the transfer agent at
                    1-800-451-2010.

                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize your Service Agent or the sub-transfer
    investment   agent to transfer funds automatically from (i) a regular bank
          plan   account, (ii) cash held in a brokerage account opened with a
                 Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                 . Amounts transferred should be at least $25 monthly or $50 quarterly

                 . If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney
      offers a   You should contact your Service Agent to exchange into other
   distinctive   Smith Barney funds. Be sure to read the prospectus of the
     family of   Smith Barney fund you are exchanging into. An exchange is a
         funds   taxable transaction.
   tailored to
 help meet the   . You may exchange shares only for shares of the same class
 varying needs     of another Smith Barney fund. Not all Smith Barney funds
 of both large     offer all classes.
     and small
     investors   . Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent.

                 . You must meet the minimum investment amount for each fund
                   (except for systematic exchanges).
                 . If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Sector Funds

--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open.
                 Call the transfer agent at 1-800-451-2010 between 9:00 a.m.
                 and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally
                 Contact your Service Agent to redeem shares of a fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certifi-cates) before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at a fund, send written requests to the sub-transfer agent at the following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699

                 Your written request must provide the following:

                 . The account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered

Sector Funds

--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.

--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50.

                 The following conditions apply:

                 . Your shares must not be represented by certificates . All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $10,000 of shares
 . Are sending signed share certificates or stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

Sector Funds

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other sharehold-ers. Each fund may limit additional purchases and/or exchanges by a sharehold-er.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The funds offer Class A shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 . For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services ("Paychex plans"), Class A shares may be purchased regardless of the amount invested.

 . For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

 . Class A shares may be purchased by plans investing at least $1 million. . Class L shares may be purchased by plans investing less than $1 million.
   Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

                                                       Smith Barney Mutual Funds

  If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Service Agent or the transfer agent, or consult the SAI.

 Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the trans-fer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a long-term capital

Sector Funds
gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabil-ities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair val-ue. Fair value is determined in accordance with procedures approved by the fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

                                                             SalomonSmithBarney
                                                   ----------------------------
                                                   A member of citigroup [LOGO]

Global Biotechnology
Fund

Global Media & Telecommunications Fund

Global Technology Fund

Each an investment portfolio of Smith Barney Sector Series Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about each fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. In addition, infor-mation on the operation of the Public Reference Room may be obtained by call-ing the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

 SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-04757)

FD 01756   2/00



Part B-Statement of Additional Information for the Biotechnology Fund, Global Media & Telecommunications Fund and Global Technology Fund


August 14, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY SECTOR SERIES INC.

Smith Barney Global Biotechnology Fund
Smith Barney Global Media & Telecommunications Fund
Smith Barney Global Technology Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of Smith Barney Global Biotechnology Fund ("Global Biotechnology Fund"), Smith Barney Global Media & Telecommunications Fund ("Global Media & Telecommunications Fund") and Smith Barney Global Technology Fund ("Global Technology Fund") (each, a "Fund") dated August 14, 2000, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Each Fund is a series of the Smith Barney Sector Series Inc. (the "Company") which also offers four other series: Smith Barney Natural Resources Fund, Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund and Smith Barney Technology Fund. The prospectus and copies of other information on the Funds may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above.

TABLE OF CONTENTS
Investment Objective and Management Policies	2
Risk Factors	8
Investment Restrictions	18
Directors and Executive Officers of the Company	20
Investment Management and Other Services	22
Portfolio Transactions	25
Portfolio Turnover	27
Purchase of Shares	27
Redemption of Shares	34
Valuation of Shares	35
Exchange Privilege	36
Performance Information	37
Dividends, Distributions and Taxes	39
Other Information About the Company	44
Financial Statements	45
Other Information	45
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses each Fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each Fund may invest, the investment policies and portfolio strategies each Fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") serves as Investment Manager to each Fund. Citibank, N.A., through its Citibank Global Asset Management division ("CGAM" or the "Sub-Adviser"), an affiliate of the Manager, serves as the sub-adviser to each Fund.

Global Biotechnology Fund

Global Biotechnology Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes. The Fund will also invest in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S.

Global Media & Telecommunications Fund

Global Media & Telecommunications Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in the following: the development, production, sale, and distribution of goods or services used in the broadcast and media industries; and in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S.

Global Technology Fund

Global Technology Fund seeks long-term capital appreciation by investing its assets primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S.


Each Fund

Each Fund may invest its assets in securities of domestic and/or foreign issuers. Each Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S. Because each Fund is considered non-diversified, the Fund may invest a significant percentage of its assets in a single issuer.

In buying and selling securities for each Fund, CGAM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered include long-term growth potential, earnings estimates and quality of management.

CGAM may lend each Fund's securities to broker-dealers or other institutions to earn income for the Fund. CGAM may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease a Fund's exposure to changing security prices or other factors that affect security values. If
CGAM's strategies do not work as intended, a Fund may not achieve its objective.

Under normal market conditions, the majority of a Fund's portfolio will consist of equity securities, but it also may contain money market instruments for cash management purposes. Each Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Equity Securities.  Each Fund will normally invest at least
80% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments. Each Fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. A Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the Fund agrees to purchase when-issued, delayed-delivery securities or securities on a forward commitment basis, the Fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued, delayed-delivery transactions or forward commitment transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. Each Fund may invest without limitation in foreign securities. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on, or market value, of securities. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

Each Fund may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile.
Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Securities of Developing/Emerging Markets Countries.   A
developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Money Market Instruments. Each Fund may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Manager or CGAM. The Manager or CGAM will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Manager or CGAM will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Manager or CGAM will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").
Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements which involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when CGAM believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.
The Fund will not lend portfolio securities to affiliates of the Manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or liquid securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."
By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Borrowing. Each Fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 331/3% of its total assets, and may pledge its assets in connection with such borrowings. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.
RISK FACTORS

Companies in the each sector face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of a Fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, a Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. Each sector may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in each sector may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

The types of companies in which a Fund invests present risks. The market may value companies according to size, or market capitalization, rather than on financial performance. The companies in each sector may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. Company earnings in these sectors may fluctuate more than those of other companies because of short product cycles and competitive pricing. Investors' enthusiasm for these stocks can also change dramatically, causing stock prices to rise and fall sharply.

Global Biotechnology Fund

Patent considerations, intense competition, rapid technological change and obsolescence, and government regulation can significantly (and adversely) affect the biotechnology sector. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in financial services depends heavily upon the availability and cost of capital, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions.
From time to time, severe competition may also affect the profitability of financial services companies.

Global Media & Telecommunications Fund

Companies in the media and telecommunications sector are subject to the risks of rapid obsolescence, lack of investor or consumer acceptance, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, intense competition, and a dependency on patent and copyright protection. The media sector can be significantly (and adversely) affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations. The telecommunications industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The telecommunications industry is subject to governmental regulation and greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the United
States, for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

Companies in the communications, entertainment, media and publishing industries are subject to governmental regulation and a greater price volatility than the overall market and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

Certain of the companies in which the Fund invests may allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Global Technology Fund

Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio consists of faster-growing, more volatile technology companies that CGAM believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Sector Risks CGAM believes that because of rapid advances in each sector, an investment in companies with business operations in these areas may offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by investors can result in price fluctuations. Industries likely to be owned by the Funds include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. A Fund may also invest in the stocks of companies that may benefit from the commercialization of technological advances, although they may not be directly involved in research and development. The sectors have exhibited and may continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the sector. In general, the stocks of large capitalized companies that are well established in the sector can be expected to grow with the market and will frequently be found in a Fund's portfolio. The expansion of each sector and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. A Fund's investment policy is not limited to any minimum capitalization requirement and a Fund may hold securities without regard to the capitalization of the issuer. CGAM's overall stock selection for a Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

Risks Associated with Particular Investments

Market Risk. Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

Foreign Securities. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries, including the U.S.

Many countries impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local and cellular telephone service.

Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

Currency Risk.  A change in the exchange rate between U.S.
dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

Political and Diplomatic Risk. Political actions, events or instability may result in unfavorable changes in the value of a security. In addition, a change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S. Liquidity Risk. A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

Smaller Capitalized Companies. CGAMr believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent each Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

Derivatives Risk. A Fund's use of options, futures and options on futures ("derivatives") involves additional risks and transaction costs, such as, (i) adverse changes in the value of these instruments, (ii) imperfect corrrelation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts,
(iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, and
(iv) the possible absence of a liquid secondary market for a particular derivative at any moment in time.

Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a Fund.

Lack of Timely Information Risk. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

Non-Diversified Classification. Each Fund is classified as a non-diversified fund under the 1940 Act which means the Fund is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Funds may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

Master/feeder fund structure. The Board of Directors has the discretion to retain the current distribution arrangement for the Funds while investing their assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Options, Futures and Currency Strategies. Each Fund may, but is not required to, use forward currency contracts and certain options and futures strategies to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with a Fund. There can be no assurance that such efforts will succeed.

In order to assure that a Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that a Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or
(ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of a Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, a Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when CGAM anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when CGAM believes a particular currency may decline compared to the U.S. dollar or another currency, a Fund may enter into a forward contract to sell the currency CGAM expects to decline in an amount approximating the value of some or all of a Fund's securities denominated in that currency, or when CGAM believes one currency may decline against a currency in which some or all of the portfolio securities held by a Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, a Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where CGAM believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of a Fund are denominated ("cross hedging"). A Fund places (i) cash, (ii) U.S. government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of a Fund having a value equal to the aggregate amount of a Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, a Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by a Fund or which CGAM intends to include in its portfolio. A Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

A Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as a Fund is obligated as a writer. A call option written by a Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the Fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the Fund's books.

A Fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by a Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although a Fund may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on CGAM's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which a Fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. A Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, each Fund may engage in writing covered call options. Each Fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

A Fund may write (a) in-the-money call options when CGAM expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when CGAM expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when CGAM expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. A Fund expects to write options only on national securities exchanges or in the over-the-counter market. A Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although a Fund generally will purchase or write only those options for which the Manager and/or CGAM believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of the Manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although CGAM will attempt to take appropriate measures to minimize the risks relating to a Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options. As described generally above, each Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Manager's and/or CGAM's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, each Fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the Fund's books to the extent required by law.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of the Manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intend to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and each Fund's investment objective have been adopted by the Company as fundamental policies of each Fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares.

Under the investment restrictions adopted by the Company
with respect to each Fund, each Fund will not:
1.	Purchase or sell the securities of any issuer, if, as
a result of such purchase or sale, less than 25% of the assets of the Fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the Fund.

2.	Borrow money, except that (a) the Fund may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940 Act
and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting securities
issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid security
except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below.
Each Director who is an "interested person" of each Fund, as defined in the 1940 Act, is indicated by an asterisk.

HERBERT BARG (Age 77).  Director
Private Investor. Director or trustee of 16 investment companies associated with Citigroup Inc. ("Citigroup") His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania,
19004.

*ALFRED J. BIANCHETTI (Age 77).  Director
Retired; formerly Senior Consultant to Dean Witter Reynolds
Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 19 Circle End
Drive, Ramsey, New Jersey 07466.

MARTIN BRODY (Age 78). Director
Consultant, HMK Associates. Retired Vice Chairman of the Board of Restaurant Associates Corp. Director or trustee of 21 investment companies associated with Citigroup. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

DWIGHT B. CRANE (Age 62). Director
Professor, Harvard Business School.  Director or trustee of
24 investment companies associated with Citigroup. His address is c/o Harvard Business School, Soldiers Field Road,
Boston, Massachusetts 02163.

BURT N. DORSETT (Age 69). Director
Managing Partner of the investment counseling firm Dorsett
McCabe Management, Inc.  Director of Research Corporation
Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 11 investment companies associated with Citigroup. His address is 201
East 62nd Street, New York, New York 10021.

ELLIOT S. JAFFE (Age 74). Director
Chairman of the Board and President of The Dress Barn, Inc.
Director or trustee of 11 investment companies associated with Citigroup. His address is 30 Dunnigan Drive, Suffern,
New York 10021.

STEPHEN E. KAUFMAN (Age 68). Director
Attorney. Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue,
New York, New York 10172.

JOSEPH J. McCANN (Age 69). Director
Financial Consultant.  Retired Financial Executive, Ryan
Homes, Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 200 Oak Park
Place, Pittsburgh, Pennsylvania 15243.

*HEATH B. McLENDON (Age 67). Chairman of the Board,
President and Chief Executive Officer. Managing Director of
Salomon Smith Barney Inc. ("Salomon Smith Barney"),
President of SSB Citi and Travelers Investment Adviser, Inc.
("TIA"); Chairman or Co-Chairman of the Board of 71 investment companies associated with Citigroup. His address is 7 World Trade Center, New York, New York 10048.

CORNELIUS C. ROSE, JR. (Age 66). Director
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance
Learning Systems, an educational consultant. Director or trustee of 11 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4,
Apt. 6, West Lebanon, New Hampshire 03784.

LEWIS E. DAIDONE (Age 42).  Senior Vice President and
Treasurer
Managing Director of Salomon Smith Barney, Chief Financial
Officer of the Smith Barney Mutual funds; Director and
Senior Vice President of SSB Citi and TIA; Senior Vice
President and Treasurer of 61 investment companies associated with Citigroup.

IRVING DAVID (Age 40). Controller
Director of Salomon Smith Barney; Formerly Assistant
Treasurer of First Investment Management Company; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.

CHRISTINA T. SYDOR (Age 49).  Secretary
Managing Director of Salomon Smith Barney. General Counsel and Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup.

As of January 12, 2000, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of common stock of the Company. As of January 12, 2000, to the knowledge of the Company and the Board no single shareholder or "group" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Company.

No officer, Director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $2000 per annum plus $250 per in-person meeting and $100 per telephonic meeting. All Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

The following table shows the compensation paid by the Company and other Smith Barney Mutual Funds to each Director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its Directors and officers. Officers and interested Directors of the Company are compensated by Salomon Smith Barney.






Name of Person



Aggregate
Compensat
ion
From
Company

Total
Pension or
Retirement
Benefits
Accrued
as part of
Company
Expenses

Compensation
from Company
and Fund
Complex
Paid to
Directors

Number of
Funds for
Which
Director
Serves
Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$3,250.00
$3,000.00
$2,750.00
$3,250.00
$3,250.00
$2,500.00
$3,250.00
$3,250.00
     $
0.00
$3,000.00

$0
 0
 0
 0
 0
 0
 0
 0
 0
 0

$105,425.00
        $
51,200.00
$132,500.00
$139,975.00
        $
51,200.00
        $
47,550.00
        $
96,400.00
        $
51,200.00
        $
0.00
        $
51,200.00

18
13
22
25
13
13
15
13
71
13

*	Designates an "interested" Director.
**	Designates member of Audit Committee.

Upon attainment of age 80, Company Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Company Directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the Company's last fiscal year, aggregate compensation paid to Directors Emeritus was $1,500.


INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager - SSB Citi

SSB Citi serves as Manager to each Fund pursuant to an investment management agreement (the "Investment Management Agreement") with each Fund which was approved by the Board of Directors, including a majority of Directors who are not "interested persons" of the Fund or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. Subject to the supervision and direction of the Company's Board of Directors, the Manager manages each Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. The Manager pays the salary of any officer and employee who is employed by both it and the Company. The Manager bears all expenses in connection with the performance of its services. The Manager also: (a) assists in supervising all aspects of each Fund's operations; (b) supplies each Fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of
(i) the net asset value of shares of each Fund, (ii) applicable deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of each Fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the respective Fund pays the Manager the annual investment management fee described below (based on the fund's average daily net assets):

Global Biotechnology Fund:				0.%
Global Media & Telecommunications:		0.%
Global Technology Fund:				0.%

Sub-adviser - Citibank, N.A.

CGAM serves as investment sub-adviser to each Fund pursuant to a sub-advisory agreement (the "Sub-advisory Agreement") with each Fund which was approved by the Board of Directors, including a majority of Directors who are not "interested persons" of the Fund or the Manager. CGAM is a division of Citigroup and, together with its affiliates, managed more than $351 billion in assets as of March 31, 2000. CGAM offers a wide range of investment services to customers across the United States and throughout the world. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. CGAM manages the assets of various mutual funds and provides certain administrative services to those funds. CGAM employs a disciplined approach to investing under which its portfolio managers, fundamental and quantitative analysts work together to meet client objectives.

As compensation for investment sub-advisory services, the Manager pays the sub-adviser the fee described below (based on the Fund's average daily net assets):

Global Biotechnology Fund:				0.%
Global Media & Telecommunications:		0.%
Global Technology Fund:				0.%

Custodian and Sub-administration

State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as the custodian of each Fund's assets pursuant to a custodian agreement (the "Custody Contract") with the Company. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. Under the Custody Contract, State Street
(i) holds and transfers portfolio securities on account of each Fund, (ii) accepts receipts and makes disbursements of money on behalf of each Fund, (iii) collects and receives all income and other payments and distributions on account of each Fund's securities and (iv) makes periodic reports to the Board of Directors concerning the Funds' operations. State Street also serves as sub-administrator for each Fund, pursuant to a written agreement (the "Agreement") with the manager and each Fund.

Under the Agreement, State Street has agreed to oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC.

Transfer Agent and Sub-Transfer Agent

Citi Fiduciary Trust Company ("CFTC" or the "transfer agent") located at 388 Greenwich Street, New York, New York 10013, serves as each Fund's transfer agent. Under the transfer agency agreement, CFTC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, CFTC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services (formerly known as First Data Investor Services Group, Inc.) ("sub-transfer agent") located at Exchange Place, Boston, Massachusetts 02109, a subsidiary of PNC Bank, serves as each Fund's sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee from CFTC computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York,
New York 10154, have been selected to serve as auditors of the Company and to render opinions on each Fund's financial statements.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New
York 10019, serves as counsel to the Company and each Fund.
Stroock & Stroock & Lavan LLP serves as counsel to the "non-interested" Directors of each Fund.

Distributor

Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement with the Company dated June 5, 2000 (the "Distribution Agreement") which was approved by the Company's Board of Directors, including a majority of the independent directors, on July 15, 1998, as amended on January 31, 2000.
When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Company's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management Agreement for continuance.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, each Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors including all of the Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Code of Ethics Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment advisers and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the funds' code of ethics is on file with the Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS

CGAM arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. CGAM may select brokers and dealers that provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable CGAM or its affiliates to supplement its own research and analysis.

Decisions to buy and sell securities for the Fund are made by CGAM, subject to the overall supervision and review of the Company's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of CGAM.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is each Fund's policy to seek the best overall terms available. CGAM, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. CGAM receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which CGAM exercises investment discretion. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The sub-adviser's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The Company's Board of Directors, in its discretion, may authorize CGAM to cause the Fund to pay a broker that provides brokerage and research services to CGAM a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule
17e-1 thereunder, the Company's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in CGAM's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith
Barney or the affiliate charges the Fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon Smith
Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided:
(a) the Board of Directors has expressly authorized Salomon
Smith Barney to effect such transactions; and (b) Salomon
Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by CGAM, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by CGAM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by CGAM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager or any affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other Funds that have similar investment objectives but that are not subject to a similar limitation.

PORTFOLIO TURNOVER

Each Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities.
CGAM may cause a Fund to sell or purchase securities to ensure compliance with the Fund's investment policies.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase.
See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
% of Amount
Invested

Dealers'
Reallowance as
%
of Offering
Price

Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.25

4.44

3.60
50,000 -
99,999
3.75

3.90

3.15
100,000 -
249,999
3.25

3.36

2.70
250,000 -
499,999
2.75

2.83

1.80
500,000 -
999,999
2.00
2.04
*
1,000,000 and
over
*
*
*





*	Purchases of Class A shares of $1,00,000 or more will
be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates
Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived.
See "Deferred Sales Charge Provisions" and "Waivers of
Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney Mutual Funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for which there is no minimum purchase amount).

General

The Funds' shares are continuously offered to new investors. See "Purchase of Shares." Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the Fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which
(i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in a Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with CitiStreet Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the sub-transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the sub-transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred sales charge" shares are: (a) Class B shares; (b)
Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B share by shareholders.

Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicabilty of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney. To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates.
Each Fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares
(other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about
March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same Fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a Fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same Fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same Fund. If the participating elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of
(a) the retirement of an employee in the participating plan;
(b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

Each Fund offers its shares to current shareholders of the Fund on a continuous basis. The public offering price for a Class A, Class B and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A deferred sales charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding $500,000) redeemed within one year of purchase.



REDEMPTION OF SHARES

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (a) for any periods during which The New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the fund may not take place contemporaneously with the determination of the prices of investments held by such fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that fund.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney Mutual Funds.

B. Class B shares of any Fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any Fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the Fund exchanged for Class L shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a Fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith
Barney reserves the right to reject any exchange request.
The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE INFORMATION

From time to time, the Company may advertise a Fund's total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and
Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the Company may quote the Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment
of $ 1,000.
			T	=	average annual total return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value of a
hypothetical $1,000
					investment made at the
beginning of a 1-, 5- or 10-year
					period at the end of the 1-,
5- or 10-year period (or
					fractional portion thereof),
assuming reinvestment of all
					dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

The Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial payment
of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or 10-
year period at the end of the
1-, 5- or 10-year period (or
fractional portion thereof),
assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future.
Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund's policy is to distribute its net investment income and net realized capital gains, if any, annually.
The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Salomon Smith Barney Financial Consultant or Dealer Representative. Shareholders whose accounts are held directly by the sub-transfer agent should notify them in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of a Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds. Each Fund will be treated as a separate corporation for federal income tax purposes, including qualification as a regulated investment company; and the following discussion applies separately to each Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Funds and Their Investments

Each Fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, a Fund will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains") or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. Furthermore, a Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year it fails to qualify as a regulated investment company or fails to meet this distribution requirement. The Code imposes a 4% nondeductible excise tax on a Fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Each Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Index Swaps. As a result of entering into index swaps, a Fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases. A
Fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund's investments.

Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

Alternatively, a Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the Internal Revenue Service (the "IRS"). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a Fund a October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized capital gains. However, if a Fund retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by a Fund attributable to dividends on stock of U.S. corporations received by the Fund, with respect to which the Fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United
States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or
(b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in such shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. A fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by each Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes- Taxation of United States Shareholders - Dividends and Distributions") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting each Fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

OTHER INFORMATION ABOUT THE COMPANY

The Company was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson Lehman
Precious Metals and Minerals Fund Inc. As the name of its sponsor has changed, the Company's name has been changed on December 19, 1995 to Smith Barney Natural Resources Fund
Inc. (the "Natural Resources Fund"). On November 29, 1999, the Board of Directors voted to amend the Charter of the Company to change its name to Smith Barney Sector Series
Inc., with the Natural Resources Fund, Financial Services
Fund, Health Sciences Fund, Technology Fund, Biotechnology
Fund, Global Media & Telecommunications Fund, and Global
Technology each classified as a series of the Company.

The Company offers shares of seven separate series with a par value of $.001 per share. Each Fund offers shares currently classified into four Classes - A, B, L and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. At that time, the Directors then in office will call a shareholder's meeting for the election of Directors. The Directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a Director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the Director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a "vote of a majority of the outstanding voting securities" of the Fund; however, the ratification of independent accountants, the election of Directors, and the approval of a distribution agreement submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.

Annual and Semi-annual Reports. The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant or the transfer agent.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds had not yet commenced operations. Consequently, there are no financial statements for the Funds at this time.



OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.
Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial
Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert
Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.



































SMITH BARNEY
SECTOR SERIES INC.



Global Biotechnology Fund

Global Media &
Telecommunications Fund

Global Technology Fund

















August 14, 2000


SMITH BARNEY SECTOR SERIES INC.
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]








Part C-Other Information
Signature Page

Part C. Other Information

Item 23. 	Exhibits

All references are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC") File Nos. 33-7339 and 811-4757 (the "Registration Statement").

(a)(1)Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on October 27,1993 ("Post-Effective Amendment No. 12").

(a)(2)Articles of Amendment dated October 30, 1986 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(3)Articles of Amendment dated November 17, 1989 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(4)Articles Supplementary dated November 5, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(5)Articles of Amendment dated November 19, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(6)Articles of Amendment dated July 30, 1993 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No.12.

(a)(7)Articles of Amendment dated October 14, 1994 and November 7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on December 29, 1994 ("Post- Effective Amendment No. 15").

(a)(8)Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement filed on January 23, 1996 ("Post-Effective Amendment No. 20").

(a)(9)Articles of Amendment dated June 1, 1998 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective
Amendment No. 23").

(a)(10)Articles of Amendment dated November 29, 1999 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on December 1, 1999 ("Post-Effective Amendment No. 25").

(a)(11)Articles Supplementary dated November 29, 1999 are incorporated by reference to Post-Effective Amendment No. 25.

(a)(12)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(13)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(b)(1)Registrant's By-Laws are incorporated by reference to the Registration Statement.

(b)(2)Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on
January 3, 1989 ("Post-Effective Amendment No. 4").

(c)Specimen form of common stock certificate is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(d)(1)Form of Management Agreement between the Registrant and Mutual Management Corp. (formerly known as Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on December 18, 1995 ("Post-Effective Amendment No. 19").

(d)(2)Form of Investment Management Agreement between the Registrant and SSB Citi Fund Management LLC ("SSB Citi") on behalf of the Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on February 11, 2000 ("Post-Effective Amendment No. 26").

(d)(3)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Health Sciences Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(4)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Technology Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(5)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Financial Services Fund, SSB Citi and Citibank, N.A. ("Citibank") is incorporated by reference to Post-Effective Amendment No. 26.

(d)(6)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Health Sciences Fund, SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 26.


(d)(7)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Technology Fund, SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 26.

(e)(1)Distribution Agreement between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(e)(2)Amended Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(e)(3)Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on February 25,1999 ("Post-Effective Amendment No. 24").

(e)(4)Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(f)Not Applicable.

(g)Form of Custodian Agreement between the Registrant and The Chase Manhattan Bank N.A. is incorporated by reference to Post-Effective Amendment No. 21 filed on February 20, 1997.

(h)Transfer Agency Agreement dated August 2, 1993 between the Registrant and First Data Investor Services Group is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on December 30, 1993.

(i)Not Applicable.

(j)Consent of Independent Accountants to be filed by Amendment.

(k)Not Applicable.

(l)Purchase Agreement between the Registrant and Shearson Lehman Brothers is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1)Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(m)(2)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(m)(3)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Financial Services Fund and Salomon Smith Barney Inc. ("Salomon Smith Barney") is incorporated by reference to Post-Effective Amendment No. 26.

(m)(4)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Health Sciences Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.


(m)(5)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Technology Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.

(n)Financial Data Schedule to be filed by Amendment.

(o)(1)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 23.

(o)(2)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 26.

(p)	Code of Ethics is incorporated by reference to Post-Effective Amendment
No. 27.


Item 24.Persons Controlled by or Under Common Control with Registrant

	None.

Item 25.Indemnification

The response to this item is incorporated by reference to Post - Effective Amendment No. 1 to the Registration Statement filed on May 28, 1987.

Item 26.Business and Other Connections of Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC ("SSB Citi") formerly known as SSBC Fund Management Inc. ("SSBC")

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSB Citi was converted into a Delaware Limited Liability Company. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a)

    Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group
Capital Markets Funds, Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income Fund,
Smith Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Arizona Municipals
Fund Inc., Smith Barney California Municipals Fund Inc.,
Smith Barney Concert Allocation Series Inc., Smith Barney
Equity Funds, Smith Barney Fundamental Value Fund Inc.,
Smith Barney Funds, Inc., Smith Barney Income Funds,
Smith Barney Institutional Cash Management Fund, Inc.,
Smith Barney Investment Funds Inc., Smith Barney
Investment Trust, Smith Barney Managed
Governments Fund Inc.,Smith Barney Managed Municipals
Fund Inc.,Smith Barney Massachusetts Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith
Barney New Jersey Municipals Fund Inc., Smith Barney
Oregon Municipals Fund Inc., Smith Barney Principal
Return Fund, Smith Barney Small Cap Blend Fund, Inc.,
Smith Barney Telecommunications Trust, Smith Barney
Variable Account Funds, Smith Barney World Funds, Inc.,
Travelers Series Fund Inc., and various
series of unit investment trusts.


(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934
(SEC File No. 812-8510).


(c)	Not applicable.


Item 28.	Location of Accountants and Records

(1) Smith Barney Sector Series Inc.
(f/k/a Smith Barney Natural Resources Fund Inc.)
		388 Greenwich Street
		New York, New York 10013

(2)(a)      SSB Citi Fund Management LLC
(formerly known as SSBC Fund Management Inc.)
		388 Greenwich Street
		New York, New York 10013

(2)(b)	Citibank, N.A.
		100 First Stamford Place
		Stamford, Connecticut  06902
		(Sub-adviser to all funds except Natural Resources Fund)

(3)(a)	PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania  19103

(3)(b)	State Street Bank & Trust Company
225  Franklin Street
Boston, Massachusetts  02110
(as to all Funds except the Natural Resources Fund)

(4) Citi Fiduciary Trust Company,
as Transfer Agent
388 Greenwich Street
New York, New York 10013

(5) PFPC Global Fund Services, as Sub-Transfer Agent
(formerly known as First Data Investor Services Group,
Inc.)
		P. O. Box 9699
		Providence, RI 02940-9699

(6)		Salomon Smith Barney Inc.
		388 Greenwich Street
		New York, New York 10013


Item 29.	Management Services

		Not Applicable.

Item 30.	Undertakings
		None


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant, Smith Barney Sector Series Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of July, 2000.


SMITH BARNEY SECTOR SERIES INC.


By: /s/ Heath B. McLendon
     Health B. McLendon
     Chairman of the Board,
     President and Chief Executive Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature			Title				Date

/s/Heath B. McLendon	Chairman of the Board,	July 7, 2000Heath B. McLendon
	President and Chief
Executive Officer
/s/ Lewis E. Daidone	Senior Vice President	July 7, 2000
Lewis E. Daidone		and Treasurer, Chief
Financial and Accounting Officer

/s/Herbert Barg		Director 			July 7, 2000
Herbert Barg

/s/Alfred J. Bianchetti	Director			July 7, 2000
Alfred J. Bianchetti

/s/Martin Brody		Director			July 7, 2000
Martin Brody

/s/Dwight B. Crane	Director			July 7, 2000
Dwight B. Crane

/s/Burt N. Dorsett	Director			July 7, 2000
Burt N. Dorsett

/s/Elliot S. Jaffe	Director			July 7, 2000
Elliot S. Jaffe

/s/Stephen E. Kaufman	Director			July 7, 2000
Stephen E. Kaufman

/s/Joseph J. McCann	Director			July 7, 2000
Joseph J. McCann

/s/Cornelius C. Rose, Jr.	Director		July 7, 2000
Cornelius C. Rose, Jr.



EXHIBIT INDEX


Exhibit No.	Exhibit


(j) Consent of Independent Accountants to be filed by Amendment

(n)		Financial Data Schedule to be filed by Amendment